Share-Based Compensation (Details 2) (USD $)	12 Months Ended									1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013 E-House Plan Share Options:	Dec. 31, 2012 E-House Plan Share Options:	Dec. 31, 2011 E-House Plan Share Options:	Dec. 31, 2012 E-House Plan E-House Replacement Options	Dec. 31, 2013 E-House Plan Restricted Shares:	Dec. 31, 2012 E-House Plan Restricted Shares:	Dec. 31, 2011 E-House Plan Restricted Shares:	Dec. 31, 2013 Leju Plan Share Options:	Dec. 31, 2013 Leju Plan Restricted Shares:	Apr. 30, 2012 CRIC Plan Share Options:	Dec. 31, 2012 CRIC Plan Share Options:	Dec. 31, 2011 CRIC Plan Share Options:	Apr. 30, 2012 CRIC Plan Restricted Shares:	Dec. 31, 2012 CRIC Plan Restricted Shares:	Dec. 31, 2011 CRIC Plan Restricted Shares:
Number of Options
Outstanding at the beginning of the period (in shares)	17,919,594	3,332,074	1,442,075								17,303,065	10,436,029
Granted (in shares)			1,994,000	15,107,745				7,192,000				8,361,000
Replaced by Restricted Share									(600,000)					(87,500)
Exercised (in shares)	(4,596,761)	(194,721)	(81,495)								(200,116)	(702,201)
Forfeited (in shares)	(372,882)	(325,504)	(22,506)								(127,921)	(791,763)
Replaced by E-House options											(16,975,028)
Outstanding at the end of the period (in shares)	12,949,951	17,919,594	3,332,074					6,592,000				17,303,065
Vested and expected to vest at the end of the period (in shares)	12,896,168							6,592,000
Exercisable at the end of the period (in shares)	10,264,511
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 4.15	$ 5.34	$ 5.38								$ 4.09	$ 3.24
Granted (in dollars per share)			$ 5.31	$ 4.63				$ 4.6				$ 4.84
Replaced by Restricted Share (in dollars per share)									$ 4.60					$ 2.95
Exercised (in dollars per share)	$ 3.81	$ 2.88	$ 5.37								$ 1.42	$ 0.99
Forfeited (in dollars per share)	$ 5.03	$ 5.01	$ 5.37								$ 4.96	$ 3.56
Replaced by E-House options (in dollars per share)											$ 4.12
Outstanding at the end of the period (in dollars per share)	$ 4.25	$ 4.15	$ 5.34					$ 4.60				$ 4.09
Vested and expected to vest at the end of the period (in dollars per share)	$ 4.25							$ 4.60
Exercisable at the end of the period (in dollars per share)	$ 4.14
Weighted average remaining contractual term
Granted								10 years
Replaced by Restricted Share									10 years
Outstanding at the end of the period	6 years 1 month 13 days							9 years 11 months 1 day
Vested and expected to vest at the end of the period	6 years 1 month 6 days							9 years 11 months 1 day
Exercisable at the end of the period	5 years 8 months 12 days
Aggregate Intrinsic value of options
Exercised	$ 25,248,554	$ 436,259	$ 422,455								$ 750,115	$ 2,954,839
Outstanding at the end of the period	140,247,969
Vested and expected to vest at the end of the period	139,636,669
Exercisable at the end of the period	112,293,747
Additional disclosure
Weighted-average grant-date fair value of options granted (in dollars per share)			$ 3.31					$ 2.21
Compensation expense	12,817,935	17,157,015	2,903,861		5,668,460	9,348,941	10,668,117	381,874	34,758	0	8,532,772	18,088,339	0	54,688	180,322
Total unrecognized compensation expense	$ 6,003,327				$ 14,640,782			$ 13,394,410	$ 1,141,286
Weighted-average period over which cost is expected to be recognized	8 months 19 days				2 years 9 months 11 days			2 years 11 months 1 day	2 years 11 months 1 day